AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07054751

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-33406

May 25, 2007

CERTAMX

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RECD S.E.C.
MAY 25 2007
1086

Dear Ms. Peters:

This is to certify that on April 12, 2007 the American Stock Exchange LLC (the "Exchange") received from Pioneer Diversified High Income Trust (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares of Beneficial Interest,
No Par Value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
JUN 04 2007
THOMSON
FINANCIAL

END